STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS (Policies)	12 Months Ended
Dec. 31, 2025
STATEMENT OF COMPLIANCE, ACCOUNTING POLICIES AND COMPARATIVE NUMBERS
Consolidation principles

A.Consolidation principles

The financial statements of the Company include the accounts of DMC, its subsidiaries and its joint arrangements (see note 24).

Subsidiaries

Subsidiaries are entities over which the DMC group of entities have control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group and are deconsolidated from the date that control ceases. Intercompany transactions, balances and unrealized gains and losses from intercompany transactions are eliminated.

Joint arrangements

A joint arrangement is a contractual arrangement of which the DMC group of entities and another independent party have joint control. Joint arrangements are either joint operations or joint ventures. The classification of a joint arrangement as a joint operation or a joint venture depends upon the rights and obligations of the parties to the arrangement. The Company determines the type of joint arrangement in which it is involved by considering the structure and form of the arrangement, the terms agreed by the parties in the contractual arrangement and other facts and circumstances such as the parties’ rights and obligations arising from the arrangement.

Joint operations are contractual arrangements which involve joint control between parties which have rights to the assets, and obligations for the liabilities, relating to the joint arrangement. The consolidated financial statements of the Company include its share of the assets in such joint operations, together with its share of the liabilities and the revenues and expenses arising jointly or otherwise from those operations. All such amounts are measured in accordance with the terms of each arrangement.

A joint venture is a joint arrangement over which the Company shares joint control and which provides the Company with the rights to the net assets of the joint arrangement. Joint ventures are accounted for using the equity method. Under the equity method, investments in joint ventures are initially recorded at cost and adjusted thereafter to record the Company’s share of post-acquisition earnings or loss of the joint venture as if the joint venture had been consolidated. The carrying value of investments in joint ventures is also increased or decreased to reflect the Company’s share of capital transactions, including amounts recognized in “Other comprehensive income or loss”, and for accounting changes that relate to periods subsequent to the date of acquisition.

Foreign currency translation

B.Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each entity in the DMC group are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Primary and secondary indicators are used to determine the functional currency. Primary indicators include the currency that mainly influences sales prices, labour, material and other costs. Secondary indicators include the currency in which funds from financing activities are generated and in which receipts from operating activities are usually retained. Typically, the local currency has been determined to be the functional currency of Denison’s entities.

The financial statements of entities that have a functional currency different from the presentation currency of DMC (“foreign operations”) are translated into Canadian dollars as follows: assets and liabilities at the closing rate at the date of the statement of financial position, and income and expenses at the average rate of the period (as this is considered a reasonable approximation to actual rates). All resulting changes are recognized in “Other comprehensive income or loss” as cumulative foreign currency translation adjustments.

When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in “Other comprehensive income or loss” related to the foreign operation are recognized in the statement of income or loss.

Transactions and balances

Foreign currency transactions are translated into an entity’s functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in currencies other than an operation’s functional currency are recognized in the statement of income or loss as transactional foreign exchange gains or losses.

Financial instruments

C.Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of a financial instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligations specified in the contract are discharged, cancelled or expire.

At initial recognition, the Company classifies its financial instruments in the following categories:

Financial assets and liabilities at fair value through profit or loss (“FVTPL”)

A financial asset is classified in this category if it is a derivative instrument, an equity instrument for which the Company has not made the irrevocable election to classify as fair value through Other comprehensive income (“FVTOCI”), or a debt instrument that is not held within a business model whose objective includes holding the financial asset in order to collect contractual cash flows that are solely payments of principal and interest. Derivative financial liabilities and contingent consideration liabilities related to business combinations are also classified in this category. Financial instruments in this category are recognized initially and subsequently at fair value. Transaction costs are expensed in the statement of income or loss. Gains and losses arising from changes in fair value are presented in the statement of income or loss – within “Other income (expense)” in the period in which they arise for equity investments in shares and warrants, uranium investments, and debt instrument investments. For the Company’s investments in capped-calls, fair value movements are presented in Finance Expense (note 14 and 19).

On August 15, 2025, the Company completed the issuance of Convertible Senior Unsecured Notes (the “Convertible Notes”). The Convertible Notes are an interest-bearing debt instrument, under the terms of which the Company has the right to settle all or part of the instrument in cash on the conversion date. As the Convertible Notes contain conversion and redemption features that give the holder and Company the right to convert before maturity, under certain circumstances, the Convertible Notes are classified as a financial liability with embedded derivatives. The Company elected to account for the Convertible Notes as a hybrid instrument, with the embedded derivatives at FVTPL and the host debt at amortized cost. The debt component of the Convertible Notes is presented on the Consolidated Statement of Financial Position and was initially recognized as the difference between the fair value of the financial instrument as a whole and the fair value of the embedded derivatives and is subsequently recognized at amortized cost using the effective interest rate method. The embedded derivatives represent the conversion and redemption features of the Convertible Notes (note 14) and are (i) initially classified as a financial liability measured at fair value; and (ii) subsequently recognized at fair value with changes in fair value recognized in net earnings or loss.

The day one loss of $36,021,000 recorded on the Convertible Notes related to the market price exceeding the face value on the date of issuance. IFRS 9 requires the loss to be recorded in the statement of income or loss, as the fair value of the Convertible Notes was based on a quoted price in an active market, as a Level 1 input, per IFRS 13, Fair Value Measurement.

Transaction costs are combined with the fair value of the financial asset or financial liability on initial recognition and amortized using the effective interest rate method. With the Convertible Notes transaction, the Company has elected to allocate all the transaction costs to the host liability, and none were allocated to the embedded derivatives. The transaction costs will be amortized into income using the effective interest method.

Financial assets at amortized cost

A financial asset is classified in this category if it is a debt instrument and / or other similar asset that is held within a business model whose objective is to hold the asset in order to collect the contractual cash flows (i.e. principal and interest). Financial assets in this category are initially recognized at fair value plus transaction costs and subsequently measured at amortized cost using the effective interest method less any provisions for impairment. Interest income is recorded in the statement of income or loss through “Finance income”.

Cash and cash equivalents, restricted cash, and trade and other receivables are classified as financial assets at amortized cost.

Financial liabilities at amortized cost

Financial liabilities not recorded as FVTPL are recorded at a carrying value equal to the present value of the contractual cash flows, less any directly attributable transaction costs, which are amortized to the statement of income or loss through Finance Expense using the effective interest method.

Accounts payable and accrued liabilities, debt obligations and the host-liability component of the Convertible Notes are classified as financial liabilities at amortized cost.

Refer to the “Fair Value of Financial Instruments” section of note 22 for the Company’s classification of its financial assets and liabilities within the fair value hierarchy.

Impairment of financial assets

D.Impairment of financial assets

At each reporting date, the Company assesses the expected credit losses (“ECLs”) associated with its financial assets that are not carried at FVTPL. ECLs are calculated based on the difference between the contractual cash flows and the cash flows that the Company expects to receive, discounted, where applicable, based on the asset’s original effective interest rate.

For “Trade receivables”, the Company calculates ECLs based on historical credit loss experience, adjusted for forward-looking factors specific to debtors and the economic environment. In recording an impairment loss, the carrying amount of the asset is reduced by this ECL either directly or indirectly through the use of an allowance account.

Inventories

E.Inventories

Expenditures, including depreciation, depletion and amortization of production assets, incurred in the mining and processing activities that will result in future uranium concentrate production, are deferred and accumulated as ore in stockpiles, in-process inventories and concentrate inventories. These amounts are carried at the lower of weighted average cost or net realizable value (“NRV”). NRV is calculated as the estimated future uranium concentrate selling price in the ordinary course of business (net of selling costs) less the estimated costs to complete production of the inventory into a saleable form.

Stockpiles are comprised of coarse ore that has been extracted from the mine and is available for further processing. Mining production costs and mining depreciation costs are added to the stockpile as incurred and removed from the stockpile based upon the weighted average cost per ton of ore produced from mines considered to be in commercial production. The current portion of ore in stockpiles represents the amount expected to be processed in the next twelve months.

In-process and concentrate inventories include the cost of the ore removed from the stockpile, a pro-rata share of the amortization of the associated mineral property, as well as production costs incurred to process the ore into a saleable product. Processing costs typically include labor, chemical reagents and directly attributable mill overhead expenditures. Items are valued at weighted average cost.

Materials and other supplies held for use in the production of inventories are carried at weighted average cost and are not written down below that cost if the finished products in which they will be incorporated are expected to be sold at or above cost. However, when a decline in the price of concentrates indicates that the cost of the finished products exceeds NRV, the materials are written down to NRV. In such circumstances, the replacement cost of the materials may be the best available measure of their NRV.

Investments-uranium

F.Investments-uranium

The Company’s acquired uranium investments are held for long-term capital appreciation. Investments in uranium are initially recorded at cost, on the date that control of the uranium passes to the Company.

Cost includes the purchase price and any directly attributable transaction costs. Subsequent to initial recognition, investments in uranium are measured at fair value at each reporting period end. Fair value is determined based on the most recent month-end spot price for uranium published by UxC LLC (“UxC”) and converted to Canadian dollars using the foreign exchange rate at the date of the consolidated statement of financial position. Related fair value gains and losses recognized subsequent to initial recognition are recorded in the consolidated statement of income (loss) as a component of “Other income (expense)” in the period in which they arise.

Property, plant and equipment

G.Property, plant and equipment

Plant and equipment

Plant and equipment are recorded at acquisition cost or cost to construct and carried net of depreciation and impairments. Cost includes expenditures incurred by the Company that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the statement of income and loss during the period in which they are incurred.

Depreciation is calculated on a straight line or unit of production basis as appropriate. Where a straight-line methodology is used, the assets are depreciated to their estimated residual value over an estimated useful life which ranges from three to twenty years depending upon the asset type. Where a unit of production methodology is used, the assets are depreciated to their estimated residual value over the useful life defined by management’s best estimate of recoverable reserves and resources in the current estimated mine plan. When assets are retired or sold, the resulting gains or losses are reflected in the statement of income or loss as a component of “Other income (expense)”. The Company allocates the amount initially recognized in respect of an item of plant and equipment to its significant parts and depreciates separately each such part over its useful life. Residual values, methods of depreciation and useful lives of the assets are reviewed at least annually and adjusted prospectively, if appropriate.

Where straight-line depreciation is utilized, the range of useful lives for various asset classes is generally as follows:

Buildings	15 - 20 years;
Production machinery and equipment	5 - 7 years;
Other assets	3 - 5 years.

Mineral property acquisition, exploration, evaluation and development costs

Costs relating to mineral and / or exploration rights acquired through a business combination or asset acquisition are capitalized and reported as part of “Property, plant and equipment”.

Exploration and Evaluation expenditures are expensed as incurred.

Once commercial viability and technical feasibility for a project has been established, the project is classified as a “Development Stage” mineral property, an impairment test is performed on the transition, and all further development costs are capitalized to the asset.

Once a development stage mineral property goes into commercial production, the project is classified as “Producing” and the accumulated costs are amortized over the estimated recoverable reserves and resources in the current mine plan using a unit of production basis.

Proceeds received from the sale of an interest in a property are credited against the carrying value of the property, with any difference recorded in the statement of income or loss as a gain or loss on sale within “Other income (expense)”.

Lease assets (and lease obligations)

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

●	the contract involves the use of an identified asset – this may be specified explicitly or implicitly and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;
●	the Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period of use; and
●	the Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Company has the right to direct the use of the asset if either (a) the Company has the right to operate the asset; or (b) the Company designed the asset in a way that predetermines how and for what purpose it will be used.

If the contract contains a lease, the Company accounts for the lease and non-lease components separately. For the lease component, a right-of-use asset and a corresponding lease liability are set-up at the date at which the leased asset is available for use by the Company. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

The lease payments associated with the lease liability are discounted using either the interest rate implicit in the lease, if available, or the Company’s incremental borrowing rate. Each lease payment is allocated between the liability and the finance cost (i.e. accretion) so as to produce a constant rate of interest on the remaining lease liability balance.

Impairment of non-financial assets

H.Impairment of non-financial assets

For investments accounted for using the equity method (joint ventures and investments in associates), at each reporting date the Company determines whether there is objective evidence that the investment is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the investment and it’s carrying value, and then recognizes the loss within “Equity share of loss” in the statement of income or loss.

Property, plant and equipment assets are assessed at the end of each reporting period to determine if there is any indication that the asset may be impaired. If any such indication exists, an estimate of the recoverable amount of the asset is made. For the purpose of measuring recoverable amounts, assets are grouped at the lowest level, or cash generating unit (“CGU”), for which there are separately identifiable cash inflows. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use (being the present value of the expected future cash flows of the relevant asset or CGU, as determined by management). An impairment loss is recognized for the amount by which the CGU’s carrying amount exceeds its recoverable amount.

Mineral property assets are assessed for impairment using the impairment indicators under IFRS 6 “Exploration for and Evaluation of Mineral Resources” up until the commercial viability and technical feasibility for the property is established. From that point onwards, mineral property assets are tested for impairment using the impairment indicators of IAS 36 “Impairment of Assets”.

Impairment losses on non-financial assets recognized in prior periods are assessed whenever events or changes in circumstances indicate that the impairment may have reversed. If the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. A reversal of an impairment loss is recognized immediately in earnings.

Employee benefits

I.Employee benefits

Share-based compensation

The Company uses a fair value-based method of accounting for share options to employees. The fair value is determined using the Black-Scholes option pricing model on the date of the grant. The cost is recognized on a graded method basis, adjusted for expected forfeitures, over the applicable vesting period as an increase in share-based compensation expense and the contributed surplus account. When such share options are exercised, the proceeds received by the Company, together with the respective amount from contributed surplus, are credited to share capital.

The Company also has a share unit plan pursuant to which it may grant share units to employees – the share units are equity-settled awards. The Company determines the fair value of the awards on the date of grant. The cost is recognized on a graded method basis, adjusted for expected forfeitures, over the applicable vesting period, as an increase in share-based compensation expense and the contributed surplus account. When such share units are settled for common shares, the applicable amounts of contributed surplus are credited to share capital.

Reclamation provisions

J.Reclamation provisions

Reclamation provisions, which are legal and constructive obligations related to the retirement of tangible long-lived assets, are recognized when such obligations are incurred, and a reasonable estimate of the value can be determined. These obligations are measured initially at the present value of expected cash flows using a pre-tax discount rate reflecting risks specific to the liability and the resulting costs are capitalized and added to the carrying value of the related assets. In subsequent periods, the liability is adjusted for the accretion of the discount and the expense is recorded in the statement of income or loss. Changes in the amount or timing of the underlying future cash flows or changes in the discount rate are immediately recognized as an increase or decrease in the carrying amounts of the related asset, if one exists, and liability. These costs are amortized to the results of operations over the life of the asset. Where no asset exists, the changes are captured in the statement of income (loss) and comprehensive income (loss). Reductions in the amount of the liability are first applied against the amount of the net reclamation asset with any excess value being recorded in the statement of income or loss.

The Company’s activities are subject to numerous governmental laws and regulations. Estimates of future reclamation liabilities for asset decommissioning and site restoration are recognized in the period when such liabilities are incurred. These estimates are updated on a periodic basis and are subject to changing laws, regulatory requirements, changing technology and other factors which will be recognized when appropriate. Liabilities related to site restoration include long-term treatment and monitoring costs and incorporate total expected costs net of recoveries. Expenditures incurred to dismantle facilities, restore, and monitor closed resource properties are charged against the related reclamation liability.

Current and deferred income tax

K.Current and deferred income tax

Current income tax payable is based on taxable income for the period. Taxable income differs from income as reported in the statement of income or loss because it excludes items of income or expense that are taxable or deductible in other periods and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred income taxes are accounted for using the balance sheet liability method. Deferred income tax assets and liabilities are computed based on temporary differences between the financial statement carrying values of the existing assets and liabilities and their respective income tax bases used in the computation of taxable income. Computed deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable income nor the accounting income. Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries and investments, and interests in joint ventures, except where the Company is able to control the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date. Deferred tax is charged or credited to the statement of income or loss (or comprehensive income or loss in some specific cases), except when it relates to items charged or credited directly to equity, in which case the deferred tax is also recorded within equity.

Income tax assets and liabilities are offset when there is a legally enforceable right to offset the assets and liabilities and when they relate to income taxes levied by the same tax authority on either the same taxable entity or different taxable entities where there is an intention to settle the balance on a net basis.

Flow-through common shares

L.Flow-through common shares

The Company’s Canadian exploration activities have been financed in part through the issuance of flow-through common shares, whereby the Canadian income tax deductions relating to these expenditures are claimable by the subscribers and not by the Company. The proceeds from issuing flow-through shares are allocated between the offering of shares and the sale of tax benefits. The allocation is based on the difference (“premium”) between the quoted price of the Company’s existing shares and the amount the investor pays for the actual flow-through shares. A liability is recognized for the premium when the shares are issued and is extinguished when the tax effect of the temporary differences, resulting from the renunciation of the tax deduction to the flow-through shareholders, is recorded - with the difference between the liability and the value of the tax assets renounced being recorded as a deferred tax expense. The tax effect of the renunciation is recorded at the time the Company makes the renunciation to its subscribers – which may differ from the effective date of renunciation. If the flow-through shares are not issued at a premium, a liability is not established, and on renunciation the full value of the tax assets renounced is recorded as a deferred tax expense.

Revenue recognition

M.Revenue recognition

Revenue from pre-sold toll milling services

Revenue from the pre-sale of toll milling arrangement cash flows is recognized as the toll milling services are provided. At contract inception, the Company estimates the expected transaction price of the toll milling services being sold based on available information and calculates an average per unit transaction price that applies over the life of the contract. This unit price is used to draw-down the deferred revenue balance as the toll milling services occur. When changes occur to the expected timing, or volume of toll milling services, the per unit transaction price is adjusted to reflect the change (such review to be done annually, at a minimum), and a cumulative catch-up adjustment is made to reflect the updated rate. The amount of the upfront payment received from the toll milling pre-sale arrangements includes a significant financing component due to the longer-term nature of such agreements. As such, the Company also recognizes accretion expense on the deferred revenue balance which is recorded in the statement of income or loss through “Finance expense, net”.

Earnings (loss) per share

N.Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing the net income or loss for the period attributable to equity owners of DMC by the weighted average number of common shares outstanding during the period.

Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method.